Net Loss Per Share - Schedule of Computation of Loss Per Share (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss	$ (2,233)	$ (2,070)	$ (6,691)	$ (7,483)	$ (10,040)	$ (7,240)
Adjustments due to extinguishment and accretion of series D and series C preferred shares						(456)
Adjusted Loss					$ (10,040)	$ (7,696)
Weighted average of Common Stock and pre-funded warrants outstanding during the period	34,884,285	1,648,302	17,460,184	1,293,321	2,089,964	461,539
Basic and diluted loss per share (dollars)	$ (0.06)	$ (1.26)	$ (0.38)	$ (5.79)	$ (4.80)	$ (16.67)